Note Receivable	9 Months Ended
Sep. 30, 2012
Note Receivable [Abstract]
Note Receivable

10. Note Receivable

On May 25, 2012, we executed a $663,359 Promissory Note with Forem Energy Group, maturing on May 25, 2022.  This note is unsecured and bears interest at an annual rate of 2.9%.  Accordingly, receivables relating to this agreement in the amount of $585,611 and $63,398 have been recorded as note receivable and current portion note receivable (prepaid expenses and other current assets), respectively, in the condensed consolidated balance sheets as of September 30, 2012.